Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Plans

	2019	2018	2017
Pension and other post-employment costs	£m	£m	£m
UK pension schemes	181	246	198
US pension schemes	120	100	113
Other overseas pension schemes	185	190	218
Unfunded post-retirement healthcare schemes	74	50	87

	560	586	616

Analysed as:
Funded defined benefit/hybrid pension schemes	300	369	335
Unfunded defined benefit pension schemes	41	43	55
Unfunded post-retirement healthcare schemes	74	50	87

Defined benefit schemes	415	462	477
Defined contribution pension schemes	145	124	139

	560	586	616

Summary of Average Life Expectancy Assumed
The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2039 for an individual then at the age of 60 is as follows:

	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	27.4	29.0	27.1	28.8
Projected for 2039	28.8	30.5	28.8	30.4

Summary of Financial Assumptions in Assessing Defined Benefit Liabilities
The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	UK			US			Rest of World
	2019 % pa	2018 % pa	2017 % pa	2019 % pa	2018 % pa	2017 % pa	2019 % pa	2018 % pa	2017 % pa
Rate of increase of future earnings	2.00	2.00	2.00	4.00	4.00	4.00	2.70	2.70	2.80
Discount rate	2.00	2.90	2.50	3.20	4.20	3.60	1.10	1.80	1.60
Expected pension increases	3.00	3.20	3.20	n/a	n/a	n/a	2.10	2.10	2.20
Cash balance credit/conversion rate	n/a	n/a	n/a	2.60	3.20	2.90	0.10	0.40	0.30
Inflation rate	3.00	3.20	3.20	2.25	2.25	2.25	1.40	1.50	1.70

Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes
The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2019 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

				Pensions	Post-retirement benefits
2019	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	62	74	130	266	22
Past service cost/(credit)	49	(3)	(15)	31	—
Net interest (income)/cost	(19)	29	16	26	52
Gains from settlements	—	—	(9)	(9)	—
Expenses	7	20	—	27	—

	99	120	122	341	74

Remeasurement losses recorded in the statement of comprehensive income	(894)	(1)	(78)	(973)	(77)

				Pensions	Post-retirement benefits
2018	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	75	72	134	281	29
Past service cost/(credit)	93	1	—	94	(27)
Net interest (income)/cost	(3)	20	19	36	49
Gains from settlements	—	—	(14)	(14)	(1)
Expenses	8	7	—	15	—

	173	100	139	412	50

Remeasurement gains/(losses) recorded in the statement of comprehensive income	495	(108)	196	583	145

				Pensions	Post-retirement benefits
2017	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	79	70	131	280	30
Past service cost/(credit)	37	—	—	37	(2)
Net interest cost	7	31	16	54	59
Expenses	7	12	—	19	—

	130	113	147	390	87

Remeasurement gains/(losses) recorded in the statement of comprehensive income	259	240	(14)	485	64

Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits
A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2019 £m	2018 £m	2017 £m
Recognised in Other non-current assets:
Pension schemes in surplus	127	760	538

Recognised in Assets held for sale:
Post-retirement benefits	(9)	(9)	—

Recognised in Pensions and other post-employment benefits:
Pension schemes in deficit	(2,048)	(1,755)	(2,043)
Post-retirement benefits	(1,409)	(1,370)	(1,496)

	(3,457)	(3,125)	(3,539)

Summary of Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group
The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

At 31 December 2019		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	2,904	671	638	4,213
	– unlisted	—	—	8	8
Multi-asset funds		2,700	—	—	2,700
Property:	– listed	—	—	55	55
	– unlisted	460	145	2	607
Corporate bonds:	– listed	297	855	141	1,293
	– unlisted	326	—	23	349
Government bonds:	– listed	4,923	803	889	6,615
Insurance contracts		1,406	—	832	2,238
Other assets		(35)	315	74	354

Fair value of assets		12,981	2,789	2,662	18,432
Present value of scheme obligations		(13,293)	(3,506)	(3,554)	(20,353)

Net surplus/(obligation)		(312)	(717)	(892)	(1,921)

Included in Other non-current assets		70	—	57	127
Included in Pensions and other post-employment benefits		(382)	(717)	(949)	(2,048)

		(312)	(717)	(892)	(1,921)

Actual return on plan assets		787	356	345	1,488

The multi-asset funds comprise investments in pooled investment vehicles that are invested across a range of asset classes, increasing diversification within the growth portfolio. The ‘Other assets’ category comprises cash and mark to market values of derivative positions.
Index-linked gilts held as part of a UK repo programme are included in government bonds. The related loan of £243 million at 31 December 2019 (2018 – £nil; 2017 – £773 million) is deducted within ‘Other assets’.

At 31 December 2018		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	3,257	1,280	518	5,055
	– unlisted	—	—	7	7
Multi-asset funds		2,997	—	—	2,997
Property:	– listed	—	—	33	33
	– unlisted	423	231	4	658
Corporate bonds:	– listed	404	783	111	1,298
	– unlisted	306	—	25	331
Government bonds:	– listed	3,835	286	795	4,916
Insurance contracts		770	—	831	1,601
Other assets		589	228	66	883

Fair value of assets		12,581	2,808	2,390	17,779
Present value of scheme obligations		(12,087)	(3,474)	(3,213)	(18,774)

Net surplus/(obligation)		494	(666)	(823)	(995)

Included in Other non-current assets		711	—	49	760
Included in Pensions and other post-employment benefits		(217)	(666)	(872)	(1,755)

		494	(666)	(823)	(995)

Actual return on plan assets		(88)	(123)	55	(156)

At 31 December 2017		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	4,902	1,448	544	6,894
	– unlisted	—	—	13	13
Multi-asset funds		2,517	—	—	2,517
Property:	– unlisted	352	209	32	593
Corporate bonds:	– listed	297	820	103	1,220
	– unlisted	326	—	20	346
Government bonds:	– listed	5,127	239	762	6,128
Insurance contracts		849	—	707	1,556
Other assets		(1,216)	158	71	(987)

Fair value of assets		13,154	2,874	2,252	18,280
Present value of scheme obligations		(13,101)	(3,445)	(3,239)	(19,785)

Net surplus/(obligation)		53	(571)	(987)	(1,505)

Included in Other non-current assets		470	—	68	538
Included in Pensions and other post-employment benefits		(417)	(571)	(1,055)	(2,043)

		53	(571)	(987)	(1,505)

Actual return on plan assets		893	394	82	1,369

Summary of Movements in Fair Values of Assets

				Pensions	Post-retirement benefits
	UK	US	Rest of World	Group	Group
Movements in fair values of assets	£m	£m	£m	£m	£m
Assets at 1 January 2017	12,583	2,890	2,097	17,570	—
Exchange adjustments	—	(244)	24	(220)	—
Interest income	333	104	33	470	—
Expenses	(7)	(12)	—	(19)	—
Settlements and curtailments	—	—	(4)	(4)	—
Remeasurement	560	290	49	899	—
Employer contributions	225	103	116	444	101
Scheme participants’ contributions	4	—	17	21	17
Benefits paid	(544)	(257)	(80)	(881)	(118)

Assets at 31 December 2017	13,154	2,874	2,252	18,280	—
Exchange adjustments	—	171	53	224	—
Interest income	323	102	29	454	—
Expenses	(8)	(7)	—	(15)	—
Settlements and curtailments	—	—	(14)	(14)	—
Remeasurement	(411)	(225)	26	(610)	—
Employer contributions	119	150	117	386	93
Scheme participants’ contributions	4	—	16	20	16
Benefits paid	(600)	(257)	(89)	(946)	(109)

Assets at 31 December 2018	12,581	2,808	2,390	17,779	—
Exchange adjustments	—	(110)	(120)	(230)	—
Additions through business combinations	—	—	14	14	—
Interest income	360	111	37	508	—
Expenses	(7)	(20)	—	(27)	—
Settlements and curtailments	—	—	1	1	—
Remeasurement	427	245	312	984	—
Employer contributions	187	40	116	343	110
Scheme participants’ contributions	3	—	17	20	17
Benefits paid	(570)	(285)	(105)	(960)	(127)

Assets at 31 December 2019	12,981	2,789	2,662	18,432	—

Summary of Movements in Defined Benefit Obligations

				Pensions	Post-retirement benefits
	UK	US	Rest of World	Group	Group
Movements in defined benefit obligations	£m	£m	£m	£m	£m
Obligations at 1 January 2017	(12,884)	(3,752)	(3,018)	(19,654)	(1,693)
Exchange adjustments	—	305	(45)	260	119
Service cost	(79)	(70)	(131)	(280)	(30)
Past service cost/(credit)	(37)	—	—	(37)	2
Interest cost	(340)	(135)	(49)	(524)	(59)
Settlements and curtailments	—	—	4	4	—
Remeasurement	(301)	(50)	(63)	(414)	64
Scheme participants’ contributions	(4)	—	(17)	(21)	(17)
Benefits paid	544	257	80	881	118

Obligations at 31 December 2017	(13,101)	(3,445)	(3,239)	(19,785)	(1,496)
Exchange adjustments	—	(208)	(63)	(271)	(71)
Service cost	(75)	(72)	(134)	(281)	(29)
Past service cost/(credit)	(93)	(1)	—	(94)	27
Interest cost	(320)	(122)	(48)	(490)	(49)
Settlements and curtailments	—	—	28	28	1
Remeasurement	906	117	170	1,193	145
Scheme participants’ contributions	(4)	—	(16)	(20)	(16)
Benefits paid	600	257	89	946	109

Obligations at 31 December 2018	(12,087)	(3,474)	(3,213)	(18,774)	(1,379)
Exchange adjustments	—	140	177	317	50
Additions through business combinations	—	—	(56)	(56)	(48)
Service cost	(62)	(74)	(130)	(266)	(22)
Past service cost	(49)	3	15	(31)	—
Interest cost	(341)	(140)	(53)	(534)	(52)
Settlements and curtailments	—	—	8	8	—
Remeasurement	(1,321)	(246)	(390)	(1,957)	(77)
Scheme participants’ contributions	(3)	—	(17)	(20)	(17)
Benefits paid	570	285	105	960	127

Obligations at 31 December 2019	(13,293)	(3,506)	(3,554)	(20,353)	(1,418)

Summary of Net Defined Benefit Liability
The movement in the net defined benefit liability is as follows:

	2019 £m	2018 £m	2017 £m
At 1 January	(995)	(1,505)	(2,084)
Exchange adjustments	87	(47)	40
Additions through business combinations	(42)	—	—
Service cost	(266)	(281)	(280)
Past service cost	(31)	(94)	(37)
Interest cost	(26)	(36)	(54)
Settlements and curtailments	9	14	—
Remeasurements:
Return on plan assets, excluding amounts included in interest	984	(610)	899
Gain from change in demographic assumptions	78	131	209
(Loss)/gain from change in financial assumptions	(2,022)	1,149	(555)
Experience losses	(13)	(87)	(68)
Employer contributions	343	386	444
Expenses	(27)	(15)	(19)

At 31 December	(1,921)	(995)	(1,505)

Summary of Defined Benefit Pension Obligation Analysed by Membership Category
The defined benefit pension obligation analysed by membership category is as follows:

	2019 £m	2018 £m	2017 £m
Active	4,572	4,427	4,611
Retired	10,485	9,542	9,805
Deferred	5,296	4,805	5,369

	20,353	18,774	19,785

Summary of Post-Retirement Benefit Obligation Analysed By Membership Category	The post-retirement benefit obligation analysed by membership category is as follows:

	2019 £m	2018 £m	2017 £m
Active	549	499	514
Retired	869	879	981
Deferred	—	1	1

	1,418	1,379	1,496

Summary of Weighted Average Duration of Defined Benefit Obligation	The weighted average duration of the defined benefit obligation is as follows:

	2019 years	2018 years	2017 years
Pension benefits	15	15	16

Post-retirement benefits	12	11	11

Summary of Changes In Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs
The effect of changes in assumptions used on the benefit obligations and on the 2020 annual defined benefit pension and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

£m
A 0.25% decrease in discount rate would have the following approximate effect:
Increase in annual pension cost	23
Decrease in annual post-retirement benefits cost	(1)
Increase in pension obligation	798
Increase in post-retirement benefits obligation	40
A 0.5% decrease in discount rate would have the following approximate effect:
Increase in annual pension cost	43
Decrease in annual post-retirement benefits cost	(2)
Increase in pension obligation	1,640
Increase in post-retirement benefits obligation	82

A one-year increase in life expectancy would have the following approximate effect:
Increase in annual pension cost	19
Increase in annual post-retirement benefits cost	2
Increase in pension obligation	725
Increase in post-retirement benefits obligation	39

A 1% increase in the rate of future healthcare inflation would have the following approximate effect:
Increase in annual post-retirement benefits cost	2
Increase in post-retirement benefits obligation	42

A 0.25% increase in inflation would have the following approximate effect:
Increase in annual pension cost	17
Increase in pension obligation	532

Defined benefit pension and post-retirement healthcare scheme. [member]
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Plans	The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	2019	2018	2017
	£m	£m	£m
Cost of sales	149	160	162
Selling, general and administration	195	228	238
Research and development	71	74	77

	415	462	477

Defined Benefit Pension Obligation [member]
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Plans	The defined benefit pension obligation is analysed as follows:

	2019 £m	2018 £m	2017 £m
Funded	(19,547)	(18,025)	(19,052)
Unfunded	(806)	(749)	(733)

	(20,353)	(18,774)	(19,785)

Post-retirement benefits [member]
Statement [LineItems]
Summary of Net Defined Benefit Liability
The remeasurements included within post-retirement benefits are detailed below:

	2019 £m	2018 £m	2017 £m
Gain from change in demographic assumptions	—	6	47
(Loss)/gain from change in financial assumptions	(80)	100	(1)
Experience gains	3	39	18

	(77)	145	64